FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
FAIR VALUE MEASUREMENTS
Schedule of Financial Instruments that are Not Reflected at Fair Value on the Balance Sheet
	As of August 4, 2013		As of February 3, 2013
	Recorded Amount(1)	Estimated Fair Value	Recorded Amount(1)	Estimated Fair Value
Senior ABL Facility	$500	$488	$300	$292
Term Loans and Notes	5,190	5,737	7,034	7,573
Total	$5,690	$6,225	$7,334	$7,865

(1) These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets. These amounts do not include any related discounts or premiums.

The Company's financial instruments that are not reflected at fair value on the balance sheet were as follows (amounts in millions):

	As of February 3, 2013		As of January 29, 2012
	Recorded Amount(1)	Estimated Fair Value(1)	Recorded Amount(1)	Estimated Fair Value(1)
ABL Facility	$300	$292	$—	$—
Term Loans and Notes	7,034	7,573	5,462	5,070

Total	$7,334	$7,865	$5,462	$5,070

(1)
These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets. These amounts do not include any related discounts and premiums.